Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Income before income taxes	R$ 676,391	R$ 429,582	R$ 428,433
Adjustments to reconcile income before income taxes
Depreciation and amortization	333,341	289,511	206,220
Write-off of property and equipment	2,539	1,910	1,697
Write-off of intangible assets	244	413	25
Allowance for expected credit losses	60,894	74,552	42,708
Share-based compensation	32,424	31,535	31,274
Net foreign exchange differences	7,027	681	852
Accrued interest	254,386	285,447	200,081
Accrued interest on lease liabilities	111,966	100,849	88,571
Share of income of associate	(11,737)	(9,495)	(12,184)
Provision (reversal) for legal proceedings	5,068	(56,825)	(766)
Changes in assets and liabilities
Trade receivables	(97,449)	(131,336)	(129,165)
Recoverable taxes	18,107	(15,353)	(2,230)
Other assets	11,220	88,427	(1,411)
Trade payables	18,126	24,500	9,975
Taxes payable	(14,798)	3,278	(3,915)
Advances from customers	6,329	(17,892)	8,387
Labor and social obligations	8,414	31,525	21,247
Other liabilities	30,687	(42,542)	(12,811)
Net cash flows from operating activities before income taxes	1,453,179	1,088,767	876,988
Income taxes paid	(20,520)	(45,144)	(33,089)
Net cash flows from operating activities	1,432,659	1,043,623	843,899
Investing activities
Acquisition of property and equipment	(136,924)	(118,435)	(168,132)
Acquisition of intangibles assets	(255,691)	(126,993)	(128,892)
Dividends received	7,501	9,900	6,754
Acquisition of non-controlling interest		(21,000)
Acquisition of subsidiaries, net of cash acquired	(627,568)	(815,005)	(277,649)
Payments of interest from acquisition of subsidiaries and intangibles	(78,931)	(71,518)	(23,550)
Net cash flows used in investing activities	(1,091,613)	(1,143,051)	(591,469)
Financing activities
Payments of principal of loans and financing	(128,696)	(112,630)	(1,791)
Payments of interest of loans and financing	(177,192)	(175,889)	(116,587)
Proceeds from loans and financing	491,593	5,288	496,885
Payments of principal of lease liabilities	(41,221)	(31,473)	(28,511)
Payments of interest of lease liabilities	(111,605)	(103,911)	(85,001)
Treasury shares		(12,369)	(152,317)
Proceeds from exercise of stock options	9,376	9,791
Dividends paid to non-controlling shareholders	(18,289)	(18,750)	(19,736)
Net cash flows generated (used) in financing activities	23,966	(439,943)	92,942
Net foreign exchange differences	(7,027)	(681)	(852)
Net increase (decrease) in cash and cash equivalents	357,985	(540,052)	344,520
Cash and cash equivalents at the beginning of the year	553,030	1,093,082	748,562
Cash and cash equivalents at the end of the year	R$ 911,015	R$ 553,030	R$ 1,093,082